Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Direct cost of services	43,470	32,712	130,809	128,806
Sales and marketing	316,297	298,924	765,176	1,396,010
Research and development	227,133	181,596	617,622	481,611
General and administrative	777,496	540,220	2,596,831	2,400,503
Depreciation and amortization	465,166	274,839	1,350,820	721,971
Total operating expenses	1,829,562	1,328,291	5,461,258	5,128,901
Loss from operations	(1,829,562)	(1,328,291)	(5,461,258)	(5,128,901)
Other (expense) income:
Interest expense	(286,920)	(2,023)	(1,133,398)	(5,058)
Total other expense	(286,920)	(2,023)	(1,133,398)	(5,058)
Loss before income taxes	(2,116,482)	(1,330,314)	(6,594,656)	(5,133,959)
Provision for income taxes	0	0	0	0
Net loss	$ (2,116,482)	$ (1,330,314)	$ (6,594,656)	$ (5,133,959)